united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:  5/31

Date of reporting period:   5/31/24

Item 1. Reports to Stockholders.

(a)       Insert Tailored Shareholder Report

The Future Fund Active ETF

(FFND) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2024

Annual Shareholder Report - May 31, 2024

This annual shareholder report contains important information about The Future Fund Active ETF for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Active ETF	$100	1.00%

How did the Fund perform during the reporting period?

Performance of the Future Fund Active ETF (FFND) for the one-year period ending 5/31/24 was 33.47% at NAV. From a macroeconomic perspective, the market was driven by solid economic growth worldwide and the expectation that global central banks would start to lower interest rates as inflation rates normalized.

The Fund’s investment strategy is to invest in some of the most transformational companies in the world—companies we believe are in the best positions to capitalize on secular growth trends and take advantage of changes in technology, consumer preferences, demographics, and environmental sustainability, leading to significant increases in their total markets, earnings trajectories and market capitalizations.

To this end, the performance of the Fund was driven by our investments in artificial intelligence (AI) as the market and investment interest in this newer technology dominated the investment landscape starting in the fall of 2023. Our most profitable investments included positions in Nvidia, Micron Technologies, Google, and Splunk. We also performed well with our early recognition of how GLP-1 weight-loss drugs would become mainstream and drive significant revenue growth for Eli Lilly.

We thank you for your support and look forward to continuing to serve our shareholders at the highest level.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

The Future Fund Active ETF - NAV
S&P 500® Index
Russell 3000® Total Return Index
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$12,306
$11,845
$9,167
08/23/21
09/30/21
12/31/21
03/31/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
05/31/24

	The Future Fund Active ETF - NAV	S&P 500® Index	Russell 3000® Total Return Index
08/23/21	$10,000	$10,000	$10,000
09/30/21	$9,792	$9,629	$9,670
12/31/21	$9,719	$10,691	$10,567
03/31/22	$8,635	$10,200	$10,009
06/30/22	$6,330	$8,557	$8,338
09/30/22	$6,410	$8,139	$7,965
12/31/22	$5,890	$8,755	$8,537
03/31/23	$6,862	$9,411	$9,151
06/30/23	$7,611	$10,234	$9,918
09/30/23	$7,563	$9,899	$9,595
12/31/23	$8,183	$11,056	$10,754
03/31/24	$9,159	$12,223	$11,831
05/31/24	$9,167	$12,306	$11,845

Average Annual Total Returns

	1 Year	Since Inception (8/23/2021)
The Future Fund Active ETF - NAV	33.51%	-3.09%
The Future Fund Active ETF - Market Price	33.31%	-3.12%
Russell 3000® Total Return Index	27.58%	6.30%
S&P 500® Index	28.19%	7.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$11,463,798
  Number of Portfolio Holdings35
  Advisory Fee (net of waivers)$0
  Portfolio Turnover78%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.4%
Communications
21.9%
Health Care
15.7%
Consumer Discretionary
12.7%
Industrials
9.9%
Financials
5.2%
Energy
4.7%
Consumer Staples
2.5%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Consumer Staples	2.5%
Energy	4.7%
Financials	5.2%
Industrials	9.9%
Consumer Discretionary	12.7%
Health Care	15.7%
Communications	21.9%
Technology	26.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	9.1%
NVIDIA Corporation	6.6%
Eli Lilly & Company	5.1%
Salesforce, Inc.	3.8%
ASML Holding N.V.	3.8%
Chipotle Mexican Grill, Inc.	3.5%
Halozyme Therapeutics, Inc.	3.5%
Chart Industries, Inc.	3.3%
Uber Technologies, Inc.	3.1%
Netflix, Inc.	3.1%

Material Fund Changes

No material changes occurred during the year ended May 31, 2024.

The Future Fund Active ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about The Future Fund Active ETF for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-FFND

The Future Fund Long/Short ETF

(FFLS) NYSE Arca, Inc.

Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 20, 2023 to May 31, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$124	1.24%

How did the Fund perform during the reporting period?

Performance of the Future Fund Long/Short ETF (FFLS) since inception for the period ending 5/31/24 was 15.25% at NAV.  From a macroeconomic perspective, the market was driven by solid economic growth worldwide and the expectation that global central banks would start to lower interest rates as inflation rates normalized.

The Fund’s investment strategy on the long side is to invest in some of the most transformational companies in the world—companies we believe are in the best positions to capitalize on secular growth trends and take advantage of changes in technology, consumer preferences, demographics, and environmental sustainability, leading to significant increases in their total markets, earnings trajectories and market capitalizations.  On the short side, investments are made in companies that are disadvantaged in the marketplace.

To this end, the performance of the Fund was driven by our investments in artificial intelligence (AI) as the market and investment interest in this newer technology dominated the investment landscape starting in the fall of 2023.  Our most profitable investments included positions in Nvidia, Micron Technologies, Google, and Splunk.  We also performed well with our early recognition of how GLP-1 weight-loss drugs would become mainstream and drive significant revenue growth for Eli Lilly.

We thank you for your support and look forward to continuing to serve our shareholders at the highest level.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

The Future Fund Long Short ETF - NAV
S&P 500® Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
06/20/23
06/30/23
07/31/23
08/31/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
$12,197
$11,525

	The Future Fund Long Short ETF - NAV	S&P 500® Index
06/20/23	$10,000	$10,000
06/30/23	$9,885	$10,144
07/31/23	$9,830	$10,470
08/31/23	$9,910	$10,303
09/30/23	$9,700	$9,812
10/31/23	$9,240	$9,606
11/30/23	$9,840	$10,483
12/31/23	$10,100	$10,959
01/31/24	$10,055	$11,143
02/29/24	$10,820	$11,738
03/31/24	$11,235	$12,116
04/30/24	$11,160	$11,621
05/31/24	$11,525	$12,197

Average Annual Total Returns

Since Inception (6/20/2023)
The Future Fund Long Short ETF - NAV	15.25%
The Future Fund Long Short ETF - Market Price	15.05%
S&P 500® Index	21.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$22,584,788
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$0
  Portfolio Turnover88%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	138.3%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Consumer Staples	2.4%
Energy	4.7%
Financials	6.3%
Consumer Discretionary	11.5%
Industrials	13.1%
Health Care	17.8%
Communications	21.2%
Technology	24.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assests
Alphabet, Inc.	9.0%
Eli Lilly & Company	5.5%
NVIDIA Corporation	4.7%
Chipotle Mexican Grill, Inc.	4.8%
Chart Industries, Inc.	4.4%
Halozyme Therapeutics, Inc.	4.2%
Quanta Services, Inc.	3.6%
Kratos Defense & Security Solutions, Inc.	3.4%
ASML Holding N.V.	3.3%
Micron Technology, Inc.	3.2%

Short Sector Weighting (% of net assets)

Value	Value
Health Care	- 1.8%
Consumer Discretionary	- 3.5%
Industrials	- 10.1%
Technology	- 12.8%

Material Fund Changes

No material changes occurred during the year ended May 31, 2024.

The Future Fund Long/Short ETF

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 20, 2023 to May 31, 2024. You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 053124-FFLS

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is an independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$26,000
2023	$12,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$6,500
2023	$3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended May 31, 2023 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended May 31, 2023 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Keith Rhoades, Brian Nielsen, Randy Skalla, Tony Lewis and Thomas T. Sarkany

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

The Future Fund Active ETF

(FFND)

The Future Fund Long/Short ETF

(FFLS)

Annual Report

May 31, 2024

1-877-466-7090

www.FutureFundETF.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 4.2%
5,700	Embraer S.A. - ADR(a)	$158,403
14,885	Kratos Defense & Security Solutions, Inc.(a)	323,600
		482,003
	APPAREL & TEXTILE PRODUCTS - 2.3%
6,096	On Holding A.G.(a)	259,324

	ASSET MANAGEMENT - 5.2%
3,704	Charles Schwab Corporation (The)	271,429
1,142	LPL Financial Holdings, Inc.	326,852
		598,281
	AUTOMOTIVE - 4.4%
15,796	Rivian Automotive, Inc.(a)	172,492
1,842	Tesla, Inc.(a)	328,023
		500,515
	BEVERAGES - 2.4%
3,511	Celsius Holdings, Inc.(a)	280,810

	BIOTECH & PHARMA - 12.9%
707	Eli Lilly & Company	579,980
9,075	Halozyme Therapeutics, Inc.(a)	401,932
596	Vertex Pharmaceuticals, Inc.(a)	271,383
1,290	Zoetis, Inc.	218,732
		1,472,027
	ENGINEERING & CONSTRUCTION - 2.4%
990	Quanta Services, Inc.	273,181

	INDUSTRIAL INTERMEDIATE PROD - 3.3%
2,431	Chart Industries, Inc.(a)	381,739

	INTERNET MEDIA & SERVICES - 21.9%
2,447	Airbnb, Inc., Class A(a)	354,644
6,032	Alphabet, Inc., Class A(a)(d)	1,040,521
2,673	DoorDash, Inc., Class A(a)	294,324
554	Netflix, Inc.(a)	355,457

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INTERNET MEDIA & SERVICES - 21.9% (Continued)
5,624	Uber Technologies, Inc.(a)	$363,085
10,372	Yandex N.V., Class A(a)(b)(c)	107,350
		2,515,381
	LEISURE FACILITIES & SERVICES - 3.5%
129	Chipotle Mexican Grill, Inc.(a)	403,708

	MEDICAL EQUIPMENT & DEVICES - 2.8%
2,404	Edwards Lifesciences Corporation(a)	208,884
2,500	Exact Sciences Corporation(a)	113,625
		322,509
	OIL & GAS SERVICES & EQUIPMENT - 2.3%
10,000	TechnipFMC plc	261,900

	RENEWABLE ENERGY - 2.4%
16,151	Green Plains, Inc.(a)	277,313

	RETAIL - DISCRETIONARY - 2.5%
933	Lululemon Athletica, Inc.(a)	291,087

	SEMICONDUCTORS - 19.0%
1,800	Advanced Micro Devices, Inc.(a)	300,420
452	ASML Holding N.V. - ADR	434,078
2,000	Microchip Technology, Inc.	194,460
1,822	Micron Technology, Inc.	227,750
687	NVIDIA Corporation	753,178
10,307	Wolfspeed, Inc.(a)	264,890
		2,174,776
	SOFTWARE - 7.5%
4,273	Gitlab, Inc.(a)	201,643
737	Palo Alto Networks, Inc.(a)	217,349

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 7.5% (Continued)
1,862	Salesforce, Inc.	$436,528
		855,520

	TOTAL COMMON STOCKS (Cost $11,440,609)	$11,350,074

	TOTAL INVESTMENTS - 99.0% (Cost $11,440,609)	$11,350,074
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	113,725
	NET ASSETS - 100.0%	$11,463,798

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Illiquid security. The total fair value of this security as of May 31, 2024 was $107,350, representing 0.9% of net assets.

(d)	All or a portion of the security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 101.6%
	AEROSPACE & DEFENSE - 5.1%
13,720	Embraer S.A. - ADR(a)(b)	$381,279
35,280	Kratos Defense & Security Solutions, Inc. (a)(b)	766,987
		1,148,266
	APPAREL & TEXTILE PRODUCTS - 3.0%
15,680	On Holding A.G. (a)(b)	667,027

	ASSET MANAGEMENT - 6.3%
9,800	Charles Schwab Corporation (The) (b)	718,144
2,450	LPL Financial Holdings, Inc. (b)	701,215
		1,419,359
	AUTOMOTIVE - 1.4%
29,890	Rivian Automotive, Inc. (a)(b)	326,399

	BEVERAGES - 2.4%
6,860	Celsius Holdings, Inc.(a)	548,663

	BIOTECH & PHARMA - 14.7%
1,519	Eli Lilly & Company (b)	1,246,097
21,560	Halozyme Therapeutics, Inc. (a)(b)	954,893
1,274	Vertex Pharmaceuticals, Inc. (a)(b)	580,103
3,136	Zoetis, Inc. (b)	531,740
		3,312,833
	ENGINEERING & CONSTRUCTION - 3.6%
2,940	Quanta Services, Inc.	811,264

	INDUSTRIAL INTERMEDIATE PROD - 4.4%
6,370	Chart Industries, Inc. (a)(b)	1,000,281

	INTERNET MEDIA & SERVICES - 21.3%
4,998	Airbnb, Inc., Class A(a)(b)	724,360
11,760	Alphabet, Inc., Class A(a)(b)	2,028,599
5,880	DoorDash, Inc., Class A(a)(b)	647,447
1,078	Netflix, Inc.(a)(b)	691,666

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 101.6% (Continued)
	INTERNET MEDIA & SERVICES - 21.3% (Continued)
10,780	Uber Technologies, Inc.(a)(b)	$695,957
		4,788,029
	LEISURE FACILITIES & SERVICES - 4.8%
343	Chipotle Mexican Grill, Inc.(a)(b)	$1,073,425

	MEDICAL EQUIPMENT & DEVICES - 3.0%
4,900	Edwards Lifesciences Corporation(a)(b)	425,761
5,880	Exact Sciences Corporation(a)(b)	267,246
		693,007
	OIL & GAS SERVICES & EQUIPMENT - 2.3%
19,600	TechnipFMC plc (b)	513,324

	RENEWABLE ENERGY - 2.4%
32,340	Green Plains, Inc. (a)(b)	555,278

	RETAIL - DISCRETIONARY - 2.3%
1,701	Lululemon Athletica, Inc. (a)(b)	530,695

	SEMICONDUCTORS - 18.1%
2,940	Advanced Micro Devices, Inc. (a)(b)	490,686
786	ASML Holding N.V. – ADR (b)	754,835
4,900	Microchip Technology, Inc. (b)	476,427
5,881	Micron Technology, Inc.	735,125
980	NVIDIA Corporation (b)	1,074,403
23,520	Wolfspeed, Inc.(a)(b)	604,464
		4,135,940
	SOFTWARE - 6.4%
8,820	Gitlab, Inc.(a)(b)	416,216
980	Palo Alto Networks, Inc.(a)(b)	289,012
3,045	Salesforce, Inc. (b)	713,869
		1,419,097

See accompanying notes which are an integral part of these financial statements.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 101.6% (Continued)
	TECHNOLOGY HARDWARE - 0.1%
300	Ciena Corporation(a)(b)	$14,451

	TOTAL COMMON STOCKS (Cost $22,510,472)	$22,957,338

	TOTAL INVESTMENTS - 101.6% (Cost $22,510,472)	$22,957,338
	TOTAL SECURITIES SOLD SHORT – (28.1)% (Proceeds - $6,299,112)	(6,358,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 26.5%	5,986,050
	NET ASSETS - 100.0%	$22,584,788

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Fair Value
	COMMON STOCKS — (28.1)%
	AUTOMOTIVE - (1.3)%
(1,400)	Toyota Motor Corporation - ADR	$(304,514)

	COMMERCIAL SUPPORT SERVICES - (4.9)%
(13,600)	H&R Block, Inc.	(675,103)
(9,150)	Rollins, Inc.	(418,064)
		(1,093,167)
	ELECTRICAL EQUIPMENT - (1.8)%
(4,200)	Vertiv Holdings Company	(411,894)

	INDUSTRIAL SUPPORT SERVICES - (3.4)%
(1,160)	United Rentals, Inc.	(776,516)

	LEISURE FACILITIES & SERVICES - (2.1)%
(13,500)	DraftKings, Inc., Class A	(474,255)

	MEDICAL EQUIPMENT & DEVICES - (1.8)%
(1,030)	Intuitive Surgical, Inc.	(414,184)

	SEMICONDUCTORS - (1.6)%
(6,500)	Coherent Corporation	(370,890)

See accompanying notes which are an integral part of these financial statements.

Shares		Fair Value
	SOFTWARE - (3.7)%
(790)	Adobe, Inc.	(351,360)
(90)	Crowdstrike Holdings, Inc., Class A	(28,230)
(4,000)	Datadog, Inc., Class A	(440,720)
		(820,310)
	TECHNOLOGY SERVICES - (7.5)%
(15,000)	Affirm Holdings, Inc.	(439,050)
(2,695)	Coinbase Global, Inc., Class A	(608,854)
(500)	Fair Isaac Corporation	(644,966)
		(1,692,870)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $6,299,112)	$(6,358,600)

ADR	- American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral.

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2024

	The Future Fund	The Future
	Active ETF	Long/Short ETF
ASSETS
Investment in securities at value (identified cost $11,440,609 and $22,510,472)	$11,350,074	$22,957,338
Cash	97,473	—
Broker Cash	19,813	3,370,258
Receivable for securities sold	—	3,259,615
Receivable for fund shares sold	—	921,828
Dividends and interest receivable	3,259	750
Due from Adviser	21,008	15,551
Prepaid expenses and other assets	8,620	—
TOTAL ASSETS	11,500,247	30,525,340

LIABILITIES
Due to Custodian	—	571,683
Securities sold short (proceeds $6,299,112)	—	6,358,600
Payable for investments purchased	—	959,214
Payable to related parties	6,768	11,067
Dividends payable	—	1,202
Accrued expenses and other liabilities	29,681	38,786
TOTAL LIABILITIES	36,449	7,940,552
NET ASSETS	$11,463,798	$22,584,788

Net Assets Consist Of:
Paid in capital	$14,904,143	$22,098,536
Accumulated gains (losses)	(3,440,345)	486,252
NET ASSETS	$11,463,798	$22,584,788

Net Asset Value Per Share:
Net Assets	$11,463,798	$22,584,788
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	500,000	980,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.93	$23.05

See accompanying notes which are an integral part of these financial statements.

The Future Fund ETFs
STATEMENTS OF OPERATIONS
For the Year or Period Ended May 31, 2024

	The Future Fund	The Future
	Active ETF	Long/Short ETF *
INVESTMENT INCOME
Dividend income	$18,938	$4,048
Interest	41	24,667
Foreign tax withholding	(646)	—
TOTAL INVESTMENT INCOME	18,333	28,715

EXPENSES
Administrative services fees	80,610	85,764
Investment advisory fees	73,897	18,869
Compliance officer fees	38,019	15,125
Trustees fees and expenses	26,534	15,597
Legal fees	25,061	21,000
Custodian fees	18,153	12,524
Audit fees	15,704	15,501
Transfer agent fees	10,010	16,212
Printing and postage expenses	9,357	8,501
Dividend expense on short sales	—	7,778
Insurance expense	—	3,309
Other expenses	16,149	13,498
TOTAL EXPENSES	313,494	233,678
Fees Waived/Expenses Reimbursed by the Adviser	(214,887)	(201,787)
NET EXPENSES	98,607	31,891

NET INVESTMENT LOSS	(80,274)	(3,176)

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Net realized gain (loss) from security transactions	(943,337)	109,695
Net realized loss on securities sold short	(228)	(7,645)
Net realized gain from in-kind redemptions	1,601,834	—
	658,269	102,050
Net change in unrealized appreciation (depreciation) on:
Investments	2,341,654	446,866
Securities sold short	—	(59,488)
	2,341,654	387,378

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,999,923	489,428

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,919,649	$486,252

*	Commencement of Operations was June 20, 2023.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Year Ended
	May 31, 2024	May 31, 2023
FROM OPERATIONS
Net investment loss	$(80,274)	$(75,369)
Net realized gain (loss) from security transactions, securities sold short and in-kind redemptions	658,269	(1,547,839)
Net change in unrealized appreciation of investments	2,341,654	1,460,495
Net increase (decrease) in net assets resulting from operations	2,919,649	(162,713)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	7,995,995	2,701,867
Payments for shares redeemed:	(8,045,611)	(3,716,535)
Transaction Fees (Note 5)	2,100	3,300
Net decrease in net assets resulting from shares of beneficial interest	(47,516)	(1,011,368)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,872,133	(1,174,081)

NET ASSETS
Beginning of Year	8,591,665	9,765,746
End of Year	$11,463,798	$8,591,665

SHARE ACTIVITY
Shares sold	380,000	160,000
Shares redeemed	(380,000)	(220,000)
Net decrease in shares of beneficial interest outstanding	—	(60,000)

See accompanying notes which are an integral part of these financial statements.

The Future Fund Long/Short ETF
STATEMENT OF CHANGES IN NET ASSETS

For The
Period Ended
May 31, 2024 *
Net investment loss	$(3,176)
Net realized gain from security transactions and in-kind redemptions	102,050
Net change in unrealized appreciation of investments	387,378
Net increase in net assets resulting from operations	486,252

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	22,097,036
Transaction Fees (Note 5)	1,500
Net increase in net assets resulting from shares of beneficial interest	22,098,536

TOTAL INCREASE IN NET ASSETS	22,584,788

NET ASSETS
Beginning of Period	—
End of Period	$22,584,788

SHARE ACTIVITY
Shares sold	980,000
Net increase in shares of beneficial interest outstanding	980,000

*	Commencement of Operations was June 20, 2023.

See accompanying notes which are an integral part of these financial statements.

The Future Fund Active ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The	For The
	Year Ended	Year Ended	Period Ended
	May 31, 2024	May 31, 2023	May 31, 2022 *

Net asset value, beginning of period	$17.18	$17.44	$25.00

Activity from investment operations:
Net investment loss (1)	(0.16)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	5.91	(0.12)	(7.42)
Total from investment operations	5.75	(0.26)	(7.55)

Less distributions from:
Net realized gains	—	—	(0.01)
Return of capital	—	—	(0.00	) (6)
Total distributions	—	—	(0.01)

Net asset value, end of period	$22.93	$17.18	$17.44

Market price, end of period	$22.89	$17.17	$17.44

Total return (2)	33.47%	(1.49)%	(30.22	)% (4)

Total return - Market Price (2)	33.31%	(1.55)%	(30.22	)% (4)

Net assets, at end of period (000s)	$11,464	$8,592	$9,766

Ratio of gross expenses to average net assets	3.18%	3.76%	2.14	% (3)

Ratio of net expenses to average net assets	1.00%	1.00%	1.00	% (3)

Ratio of net investment loss to average net assets	(0.81)%	(0.84)%	(0.76	)% (3)

Portfolio Turnover Rate (5)	78%	34%	79	% (4)

*	Commencement of Operations was August 23, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Annualized for periods less than one full year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(6)	Represents less than $0.005.

See accompanying notes which are an integral part of these financials statements.

The Future Fund Long/Short ETF
FINANCIAL HIGHLIGHT

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For The
	Period Ended
	May 31, 2024 *
Net asset value, beginning of period	$20.00

Activity from investment operations:
Net investment loss (1)	(0.03)
Net realized and unrealized gain on investments	3.08
Total from investment operations	3.05

Net asset value, end of period	$23.05

Market price, end of period	$23.01

Total return (2)	15.25	% (5)

Total return - Market Price (2)	15.05	% (5)

Net assets, at end of period (000s)	$22,585

Ratio of gross expenses to average net assets (3)	11.99	% (4)

Ratio of net expenses to average net assets (3)	1.64	% (4)

Ratio of net investment loss to average net assets	(0.16	)% (4)

Portfolio Turnover Rate (6)	88	% (5)

*	Commencement of Operations was June 20, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder transactions.

(3)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	11.59%
Net expenses to average net assets	1.24%

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

See accompanying notes which are an integral part of these financials statements.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

1.	ORGANIZATION

The Future Fund Active ETF (“FFND”) and the Future Fund Long/Short ETF (“FFLS”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds’ investment objective seeks to provide capital appreciation. FFND commenced operations on August 23, 2021. FFLS commenced operations on June 20, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trusts’ Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2024 for the Funds’ assets and liabilities measured at fair value:

FFND
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,242,724	$—	$107,350	$11,350,074
Total	$11,242,724	$—	$107,350	$11,350,074

FFLS
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$22,957,338	$—	$—	$22,957,338
Total	$22,957,338	$—	$—	$22,957,338

Liabilities*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,358,600	$—	$—	$6,358,600
Total	$6,358,600	$—	$—	$6,358,600

*	Please refer to the Schedule of Investments for industry classifications.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

The following table is a summary of changes in the FFND’s assets measured at fair value using significant unobservable inputs (Level 3) for the year ended May 31, 2024.

Common Stock
Beginning Balance	$—
Total realized gain (loss)	—
Appreciation (Depreciation)	107,350
Cost of Purchases	—
Proceeds from Sales	—
Net transfers in/out of level 3	—
Ending Balance	$107,350

Significant unobservable valuation inputs for Level 3 investments in FFND as of May 31, 2024, are as follows:

	Fair Value at May	Valuation		Range of Inputs
Assets (at fair value)	31, 2024	Technique	Unobservable Inputs	(Weighted Average)
Yandex N.V., Class A	$107,350	Prior Transaction Analysis(a)	Remaining equity from reorganization	25%-50%

(a)	During the year ended May 31, 2024 FFND changed its valuation technique from Market Analysis to Prior Transaction Analysis.

Short Sales Risk – FFLS is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding Tax Policy –The Funds are subject to foreign withholding tax imposed by certain foreign countries in which each Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Funds will record receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended May 31, 2022 to May 31, 2023 (for the Future Fund Active ETF), or expected to be taken in the Funds’ May 31, 2024 year-end tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

3.	INVESTMENT TRANSACTIONS

For the year ended and period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
FFND	$7,357,658	$7,572,185
FFLS	$3,316,439	$9,965,021

For the year ended and period ended May 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
FFND	$7,761,399	$7,642,288
FFLS	$20,750,248	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Future Fund, LLC (“Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% and 1.00% of average daily net assets for FFND and FFLS, respectively. For the year ended or period ended May 31, 2024, FFND and FFLS incurred $73,897 and $18,869 in advisory fees, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until September 30, 2024, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) do not exceed 1.00% for FFND and 1.24% for FFLS. For the year ended or period ended May 31, 2024, the Adviser waived fees/reimbursed expenses of $214,887 and $201,787 in FFND and FFLS, respectively.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

is entitled to any reimbursement of management fees and/or expenses. This Operating Expense Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees.

As of May 31, 2024, the following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	May 31, 2025	May 31, 2026	May 31, 2027	Total
FFND	$111,353	$235,831	$214,887	$450,718
FFLS	$—	$—	$201,787	$201,787

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent.

Distributor – Northern Lights Distributors, LLC, (the “Distributor”), serves as the principal underwriter and national distributor for the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “Distribution Agreement”). The offerings of the Shares are continuous and the Distributor acts as an agent for the Trust.

The Funds do not pay the Distributor any fees under the Distribution Agreement. However, the Adviser pays an annual fee to the Distributor plus reasonable out-of-pocket expenses incurred by Distributor in connection with activities performed for the Funds, including, without limitation, printing and distribution of prospectuses and shareholder reports, out of its own resources.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

The amounts due to UFS for administration and fund accounting services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Administrative service fees.”

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

The amounts due to NLCS for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance officer fees.”

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 20,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Ticker	Cash Purchases	Charge for Cash Purchases*
FFND	$300	Slippage - Maximum Amount 200 bps
FFLS	$300	Slippage - Maximum Amount 200 bps

*	As a percentage of the amount invested.

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of May 31, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
FFND	—	—	(308,049)	(3,007,156)	—	(125,140)	(3,440,345)
FFLS	117,744	—	—	—	—	368,508	486,252

The difference between book basis and tax basis accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Future Fund Active ETF incurred and elected to defer such late year losses of $38,665.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Future Fund Active ETF incurred and elected to defer such capital losses of $269,384.

At May 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
FFND	1,594,594	1,412,562	3,007,156	—
FFLS	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and in-kind redemptions, resulted in reclassifications for the funds for the fiscal period ended May 31, 2024, as follows:

Paid
	In	Accumulated
	Capital	Earnings (Losses)
FFND	1,439,801	(1,439,801)
FFLS	—	—

The Future Fund ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
FFND	11,475,214	1,420,100	(1,545,240)	$(125,140)
FFLS	16,230,230	648,420	(279,912)	368,508

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Future Fund ETFs and
Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Future Fund ETFs comprising the funds listed below (the “Funds”), each a series of Northern Lights Fund Trust II, as of May 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of their operations, changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
The Future Fund Active ETF	For the year ended May 31, 2024	For the years ended and 2023	May 31 2024
The Future Fund Long/Short ETF	For the period from June 20, 2023 (commencement of operations) through May 31, 2024

The Future Fund Active ETF’s financial highlights for the period August 23, 2021 (commencement of operations) through May 31, 2022, were audited by other auditors whose report dated July 28, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 25, 2024

Privacy Policy

Rev. May 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-631-490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-466-7090 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-466-7090.

INVESTMENT ADVISOR
The Future Fund, LLC
330 N Wabash, Suite 2300
Chicago, IL 60611

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

FFETFS-A24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 08/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 08/08/2024

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date: 08/08/2024